Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Partnership's federal and state income tax provision is summarized below (in thousands):

	For the Year Ended December 31,
	2013	2012	2011
Current:
Federal	$(105)	$621	$1,092
State	—	18	61
Total current provision	(105)	639	1,153
Deferred:
Federal	(3,837)	(2,776)	(3,862)
State	(1,653)	1,044	(641)
Total deferred	(5,490)	(1,732)	(4,503)
Total (benefit) provision for income taxes	$(5,595)	$(1,093)	(3,350)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows (in thousands):

	For the Year Ended December 31,
	2013	2012	2011
Pre-tax net book income (loss) from continuing operations	(233,766)	(33,239)	50,299
State income tax current and deferred	(1,653)	1,062	(580)
Federal income taxes computed by applying the federal statutory rate to NBI of corporate entities	(4,160)	(2,155)	(2,232)
Tax attributes used	218	—	(538)
Benefit for income taxes from continuing operations	$(5,595)	$(1,093)	$(3,350)
Effective income tax rate on continuing operations	2.4%	3.3%	(6.7)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax liabilities and deferred tax assets as of December 31, 2013 and 2012 are as follows (in thousands):

	December 31, 2013	December 31, 2012
Deferred Tax Assets:
Statutory depletion carryover	$1,438	$1,599
AMT credit carryforward	—	57
Total Deferred Tax Assets	1,438	1,656

Deferred Tax Liabilities:
Property, plant, equipment & amortizable assets	(2,011)	(3,177)
Hedging transactions	—	(271)
Book/tax differences from partnership investment	(32,086)	(36,144)
Total Deferred Tax Liabilities	(34,097)	(39,592)
Total Net Deferred Tax Liabilities	(32,659)	(37,936)
Current portion of total net deferred tax liabilities	—	—
Long-term portion of total net deferred tax liabilities	$(32,659)	$(37,936)

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of the unrecognized tax benefits (liabilities) is as follows (in thousands):

	2013	2012	2011
Balance at beginning of period	$(830)	$(735)	$(569)
Increases related to current year tax positions	(128)	(53)	(132)
Increases related to tax interest and penalties	(39)	(42)	(34)
Decreases related to statutory limitations	267	—	—
Decreases related to tax interest and penalties	81	—	—
Balance at end of period	$(649)	$(830)	$(735)